Summary of Significant Accounting Policies - Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Interest costs capitalized to vessels and equipment	$ 300	$ 14,800	$ 13,900
Property, Plant and Equipment [Line Items]
General and administrative expense	22,521	28,512	18,141
Depreciation of vessels and equipment	$ 115,100	$ 115,500	$ 96,700
Conventional Tankers Segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25 years
Liquefied petroleum gas segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years
Minimum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	2 years 6 months
Maximum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years